Accounts Payable and Other Accrued Expenses	12 Months Ended
Sep. 30, 2011
Accounts Payable and Other Accrued Expenses [Abstract]
Accounts Payable and Other Accrued Expenses
Note G: Accounts Payable and Other Accrued Expenses
Accounts payable and other accrued expenses consisted of the following:

	September 30,
	2011	2010
	(In thousands)
Trade accounts payable	$9,949	$9,135
Accrued payroll and related expenses	22,326	20,838
Accrued interest	13	94
Accrued rent and property taxes	10,728	9,121
Accrual for expected losses on credit service letters of credit	1,795	1,699
Collected funds payable to unaffiliated lenders under credit service programs	1,705	823
Other accrued expenses	10,884	7,953

	$57,400	$49,663